Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2011 and March 31, 2012 are summarized in the table below.

	As of March 31, 2011						As of March 31, 2012
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0	Rs.	0	Rs.	178.1	Rs.	0	Rs.	0	Rs.	233.8
Funds managed by insurance company (2)		0		358.9		0		0		437.2		0
Funds managed by trust
— Government securities		0		220.2		0		0		265.3		0
— Debenture and bonds		0		215.1		0		0		410.0		0
— Others		121.2		0		0		83.7		0		0

Total	Rs.	121.2	Rs.	794.2	Rs.	178.1	Rs.	83.7	Rs.	1,112.5	Rs.	233.8

							US$	1.6	US$	21.9	US$	4.6

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2011 and 2012.

	Funds managed by Insurance companies as of March 31,
	2011		2012		2012
	(In millions)
Particular
Opening balance	Rs.	170.1	Rs.	178.1	US$	3.5
Purchases, sales and settlements		8.0		55.7		1.1

Closing balance	Rs.	178.1	Rs.	233.8	US$	4.6

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	407.0	Rs.	573.8	US$	11.3
Service cost		17.6		15.1		0.3
Interest cost		30.5		46.1		0.9
Actuarial (gains)/losses		188.6		34.4		0.7
Benefits paid		(69.9)		(100.9)		(2.0)

Projected benefit obligation, end of the period		573.8		568.5		11.2

Change in plan assets:
Fair value of plan assets, beginning of the period		387.8		433.5		8.5
Expected return on plan assets		32.8		37.8		0.7
Actuarial gains/(losses)		28.5		(12.9)		(0.3)

Actual return on plan assets		61.3		24.9		0.4
Employer contributions		54.3		153.9		3.0
Benefits paid		(69.9)		(100.9)		(2.0)

Fair value of plan assets, end of the period		433.5		511.4		9.9

Funded Status	Rs.	(140.3)	Rs.	(57.1)	US$	(1.3)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2010, March 31, 2011 and March 31, 2012 was comprised of the following components:

	As of March 31,
	2010		2011		2012		2012
	(in millions)
Service cost	Rs.	12.1	Rs.	17.6	Rs.	15.1	US$	0.3
Interest cost		27.3		30.5		46.1		0.9
Expected return on plan assets		(30.3)		(32.8)		(37.8)		(0.7)
Actuarial (gains)/losses		37.8		160.1		47.3		1.0

Net pension cost	Rs.	46.9	Rs.	175.4	Rs.	70.7	US$	1.5

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2013	Rs.	108.5
2014		123.7
2015		129.9
2016		153.7
2017		212.5
2018-2022		627.4

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2012 is as follows:

Asset category	Funds managed by trust
Government securities	32.8%
Debenture and bonds	54.4%
Other	12.8%

Total	100.0%

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2011 and March 31, 2012:

	As of March 31,
	2011		2012		2012
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	992.0	Rs.	1,360.8	US$	26.7
Service cost		269.5		283.6		5.6
Interest cost		78.0		115.7		2.3
Actuarial(gains)/ losses		103.0		(5.6)		(0.1)
Benefits paid		(81.7)		(91.5)		(1.8)

Projected benefit obligation, end of the period		1,360.8		1,663.0		32.7

Change in plan assets:
Fair value of plan assets, beginning of the period		517.4		660.0		13.0
Expected return on plan assets		23.6		63.1		1.2
Actuarial gains/(losses)		0.1		(9.3)		(0.2)

Actual return on plan assets		23.7		53.8		1.0
Employer contributions		200.6		296.3		5.8
Benefits paid		(81.7)		(91.5)		(1.8)

Fair value of plan assets, end of the period		660.0		918.6		18.0

Funded Status	Rs.	(700.8)	Rs.	(744.4)	US$	(14.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2010, 2011 and 2012 was comprised of the following components:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Service cost	Rs.	209.9	Rs.	269.5	Rs.	283.6	US$	5.6
Interest cost		58.9		78.0		115.7		2.3
Expected return on plan assets		(38.8)		(23.6)		(63.1)		(1.2)
Actuarial (gains)/ losses		(27.3)		102.9		3.7		0.1

Net gratuity cost	Rs.	202.7	Rs.	426.8	Rs.	339.9	US$	6.8

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2010	2011	2012
	(% per annum)
Discount rate*	8.4	8.2	8.8
Rate of increase in compensation levels of covered employees	8.5	8.5	9.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
(In millions)
2013	Rs.56.1
2014	49.8
2015	25.3
2016	49.5
2017	55.0
2018-2022	303.3

Schedule of Allocation of Plan Assets

As at March 31, 2012, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2012
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	56.0%	26.4%	39.4%
Debenture and bonds	36.0%	25.3%	53.2%
Equity securities	6.0%	48.1%	0
Other	2.0%	0.2%	7.4%
Total	100.0%	100.0%	100.0%

* The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2012 are provided separately.